Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2025:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	$-	$-
Issued	-	-
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2022	$93,224	$1,995
Issued	$5,223	$4,275
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2023	$98,447
Private placement issued on June 19, 2024	3,228,642	18.45
Warrant exercised on November 17, 2024	697,778	0.10
Exercised	(230,906)	-
Repurchased
Warrants outstanding, as of December 31, 2024	$3,793,860	-
Warrants issued on July 31,2025	4,285,710	3.50
Warrants outstanding, as of December 31, 2025	8,079,570

Schedule of Warrants Outstanding
Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life

February 24, 2021 Warrants	31,840	$5,250.00	5 years
February 11, 2021 Warrants	22,000	$3,750.00	5 years
February 18, 2021 Warrants	5,733	$7,500.00	5 years
March 29, 2021 Warrants	33,333	$3,750.00	5 years
June 19, 2024 Private Placement	3,228,542	$18.45	5 years
March 15, 2024 F1-FO	472,412	$1.50	5 years
Warrants issued on July 31,2025	4,285,710	$3.50	5 years